Rule 497(e)
                                                             File Nos. 333-52956
                                                                   and 811-07549


                          SCHWAB SIGNATURE ANNUITYTM
              ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                    Supplement dated December 30, 2002 to the
                   Prospectus for the Schwab Signature Annuity
                                dated May 1, 2002


Recently, the Board of Trustees of the Berger IPT Small Company Growth Fund (the "Berger Small Company Fund") approved the liquidation of the Berger Small Company Fund. As a result, effective January 30, 2003, the Berger Small Company Fund will be closed to new Contributions and incoming Transfers.

Any Contract owner utilizing an Automatic Bank Draft Plan or a custom transfer feature: Dollar Cost Averaging or Rebalancer Option, involving the Berger Small Company Fund Sub-Account should contact Charles Schwab Insurance Services at 1-888-560-5938 or P.O. Box 7666 San Francisco, California 94120-7666, Attention:
Annuity Administration Department, immediately to make alternate arrangements. If you fail to make alternate arrangements by January 30, 2003, allocations made to the Berger Small Company Fund Sub-Account utilizing an Automatic Bank Draft Plan or a custom transfer feature will be directed to the Schwab Money Market Sub-Account.

The Berger Small Company Fund will liquidate on or about March 31, 2003. Please note that if you elect to transfer your contract value in the Berger Small Company Fund Sub-Account before the date of liquidation, you may do so online at www.schwab.com, by contacting Schwab Insurance Services at 1-888-560-5938 or P.O. Box 7666 San Francisco, California 94120-7666.

If you have not transferred your contract value out of the Berger Small Company Fund Sub-Account as of the liquidation date, your contract value invested in that Sub-Account will be automatically transferred to the Schwab Money Market Sub-Account.

The description of the investment objective of the Berger Small Company Fund on page 11 of the prospectus remains unchanged.


This supplement should be retained with the Schwab Signature Annuity Prospectus for future reference.